Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended
	Apr. 06, 2026	Oct. 01, 2025	Jun. 30, 2025	Feb. 28, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Oct. 05, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from related party debt							$ 1,777,581
Repayments of related party debt							1,889,562
Rent payments		$ 19,600		$ 27,000			58,800
Cash consideration							19,973,574
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of shares, value						$ 84,400,000
Purchase of shares					671,936	1,068,357
CFO Silvia [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition consideration	$ 14,000,000.0
Closing equity consideration	8,100,000
Contingent consideration	$ 5,900,000
Consideration shares issuable	$ 1.90
Principal balance	$ 2,400,000
Cash consideration	1,400,000
Repaid principal	1,000,000.0
CFO Silvia [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent consideration	$ 16,000,000.0
Consideration shares issuable	$ 9.00
Promissory Notes Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other liabilities							111,981
Outstanding balance promissory note							$ 0
Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Related party debt, principal amount			$ 1,000,000
Second Amended [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Promissory note principal								$ 2,000,000
Preferred Equity Subscription Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of shares							850,000
Purchase of shares, value							$ 8,500,000
Services Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of shares							10,000,000